Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	CHKP
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	174,901,523